Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible assets, net
Intangible assets, net		¥ 54,227		$ 6,899	¥ 48,029
Estimated amortization expenses for each of five succeeding fiscal years
2020					6,197
2021					6,197
2022					6,197
2023					6,197
2024					6,197
2025 and after					17,044
Total					48,029
Customer relationships
Intangible assets, net
Intangible assets, gross		61,973			61,973
Less: Accumulated amortization		(7,746)			(13,944)
Intangible assets, net		54,227			¥ 48,029
COE Business | Customer relationships
Intangible assets, net
Amortization expenses	¥ 6,198	¥ 6,197	¥ 1,549